Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2014
Loans [Abstract]
Loan Balances [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
Real estate:
One-to-four-family	$90,567	$90,177
Multi-family	28,659	25,771
Non-residential	56,076	50,655
Construction	174	935
Home equity and second mortgages	8,653	8,169
	184,129	175,707
Commercial & Industrial	40,346	33,089
Consumer	55	103
Total Loans	224,530	208,899
Allowance for loan losses	(740)	(923)
Net deferred loan origination fees and costs	(4)	20
	$223,786	$207,996

Primary Segments of the Loan Portfolio [Table Text Block]

The following table summarizes the primary segments of the loan portfolio, including net deferred loan origination fees and costs, as of September 30, 2014 and 2013:

	Individually	Collectively
	Evaluated for	Evaluated for
September 30, 2014	Impairment	Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$5,740	$84,825	$90,565
Multi-family	—	28,658	28,658
Non-residential	1,738	54,337	56,075
Construction	—	174	174
Home equity and second mortgages	374	8,279	8,653
	7,852	176,273	184,125
Commercial & Industrial	3,297	37,049	40,346
Consumer	4	51	55
Total	$11,153	$213,373	$224,526

	Individually	Collectively
	Evaluated for	Evaluated for
September 30, 2013	Impairment	Impairment	Total
	(In thousands)
Real estate:
One-to-four-family	$6,693	$83,493	$90,186
Multi-family	—	25,773	25,773
Non-residential	—	50,660	50,660
Construction	—	935	935
Home equity and second mortgages	471	7,699	8,170
	7,164	168,560	175,724
Commercial & Industrial	873	32,219	33,092
Consumer	—	103	103
Total	$8,037	$200,882	$208,919

Impaired Loans by Class [Table Text Block]

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of September 30, 2014 and 2013:

			Impaired
			Loans with
	Impaired Loans with		No Specific
	Specific Allowance		Allowance	Total Impaired Loans
					Unpaid
	Recorded	Related	Recorded	Recorded	Principal
September 30, 2014	Investment	Allowance	Investment	Investment	Balance
	(In thousands)
Real estate:
One-to-four-family	$—	$—	$5,740	$5,740	$5,874
Multi-family	—	—	—	—	—
Non-residential	—	—	1,738	1,738	2,071
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	374	374	374
	—	—	7,852	7,852	8,319
Commercial & Industrial	—	—	3,297	3,297	3,297
Consumer	4	4	—	4	4
Total	$4	$4	$11,149	$11,153	$11,620

			Impaired
			Loans with
	Impaired Loans with		No Specific
	Specific Allowance		Allowance	Total Impaired Loans
					Unpaid
	Recorded	Related	Recorded	Recorded	Principal
September 30, 2013	Investment	Allowance	Investment	Investment	Balance
	(In thousands)
Real estate:
One-to-four-family	$—	$—	$6,693	$6,693	$6,658
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Construction	—	—	—	—	—
Home equity and second mortgages	—	—	471	471	462
	—	—	7,164	7,164	7,120
Commercial & Industrial	—	—	873	873	873
Consumer	—	—	—	—	—
Total	$—	$—	$8,037	$8,037	$7,993

Average Investment in Impaired Loans [Table Text Block]

The following table presents the average recorded investment in impaired loans and related interest income recognized for the years ended September 30, 2014 and 2013:

	One-to-	Home Equity
	four-	and Second	Non-	Commercial
September 30, 2014	family	Mortgages	residential	& Industrial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$5,977	$381	$1,653	$1,144	$1	$9,156
Interest income recognized on an accrual basis on impaired loans	95	10	18	97	—	220
Interest income recognized on a cash basis on impaired loans	45	2	—	7	—	54

	One-to-	Home Equity
	four-	and Second	Non-
September 30, 2013	family	Mortgages	residential	Commercial	Consumer	Total
	(In thousands)
Average investment in impaired loans	$9,165	$558	$—	$175	$10	$9,908
Interest income recognized on an accrual basis on impaired loans	118	11	—	26	—	155
Interest income recognized on a cash basis on impaired loans	19	2	—	1	—	22

Classes of the Loan Portfolio Summarized by the Aggregate Risk Level [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aggregate Pass (including loans graded Watch) and the classified ratings of Special Mention, Substandard and Doubtful within the internal risk rating system as of September 30, 2014 and 2013:

		Special
September 30, 2014	Pass	Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$87,808	$—	$2,757	$—	$90,565
Multi-family	28,658	—	—	—	28,658
Non-residential	54,337	—	1,738	—	56,075
Construction	174	—	—	—	174
Home equity and second mortgages	8,417	139	97	—	8,653
	179,394	139	4,592	—	184,125
Commercial & Industrial	35,839	1,210	3,297	—	40,346
Consumer	51	—	—	4	55
Total	$215,284	$1,349	$7,889	$4	$224,526

		Special
September 30, 2013	Pass	Mention	Substandard	Doubtful	Total
	(In thousands)
Real estate:
One-to-four-family	$86,077	$—	$4,109	$—	$90,186
Multi-family	25,018	755	—	—	25,773
Non-residential	50,660	—	—	—	50,660
Construction	935	—	—	—	935
Home equity and second mortgages	7,999	—	171	—	8,170
	170,689	755	4,280	—	175,724
Commercial & Industrial	28,498	3,721	873	—	33,092
Consumer	103	—	—	—	103
Total	$199,290	$4,476	$5,153	$—	$208,919

Classes of the Loan Portfolio Summarized by the Aging Categories of Performing Loans and Nonaccrual Loans [Table Text Block]

The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of September 30, 2014 and 2013:

		30-59	60-89	90 Days or
		Days	Days	More Past		Total
		Past	Past	Due and	Non-	Past
September 30, 2014	Current	Due	Due	Accruing	Accrual	Due	Total
	(In thousands)
Real estate:
One-to-four-family	$88,304	$240	$—	$—	$2,021	$2,261	$90,565
Multi-family	28,658	—	—	—	—	—	28,658
Non-residential	56,075	—	—	—	—	—	56,075
Construction	174	—	—	—	—	—	174
Home equity and second mortgages	8,416	—	50	—	187	237	8,653
	181,627	240	50	—	2,208	2,498	184,125
Commercial & Industrial	39,678	511	—	—	157	668	40,346
Consumer	51	—	—	4	—	4	55
Total	$221,356	$751	$50	$4	$2,365	$3,170	$224,526

		30-59	60-89	90 Days or
		Days	Days	More Past		Total
		Past	Past	Due and	Non-	Past
September 30, 2013	Current	Due	Due	Accruing	Accrual	Due	Total
	(In thousands)
Real estate:
One-to-four-family	$86,125	$—	$237	$—	$3,824	$4,061	$90,186
Multi-family	25,773	—	—	—	—	—	25,773
Non-residential	50,660	—	—	—	—	—	50,660
Construction	935	—	—	—	—	—	935
Home equity and second mortgages	8,098	—	—	—	72	72	8,170
	171,591	—	237	—	3,896	4,133	175,724
Commercial & Industrial	32,206	—	13	—	873	886	33,092
Consumer	103	—	—	—	—	—	103
Total	$203,900	$—	$250	$—	$4,769	$5,019	$208,919

Primary Segments of the Allowance for Loan Losses [Table Text Block]

The following table summarizes the primary segments of the ALLL, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of September 30, 2014 and 2013:

		Collectively	Individually
	ALLL	Evaluated for	Evaluated for
September 30, 2014	Balance	Impairment	Impairment
	(In thousands)
Real estate:
One-to-four-family	$257	$257	$—
Multi-family	83	83	—
Non-residential	266	266	—
Construction	—	—	—
Home equity and second mortgages	26	26	—
	632	632	—
Commercial & Industrial	100	100	—
Consumer	8	4	4
Total	$740	$736	$4

		Collectively	Individually
	ALLL	Evaluated for	Evaluated for
September 30, 2013	Balance	Impairment	Impairment
	(In thousands)
Real estate:
One-to-four-family	$225	$225	$—
Multi-family	48	48	—
Non-residential	374	374	—
Construction	7	7	—
Home equity and second mortgages	82	82	—
	736	736	—
Commercial & Industrial	187	187	—
Consumer	—	—	—
Total	$923	$923	$—

Activity in the Primary Segments of the Allowance for Loan Losses [Table Text Block]

The following table summarizes activity in the primary segments of the ALLL for the years ended September 30, 2014 and 2013:

	Balance	Charge-			Balance
September 30, 2014	September 30, 2013	offs	Recoveries	Provision	September 30, 2014
	(In thousands)
Real estate:
One-to-four-family	$225	$(142)	$—	$174	$257
Multi-family	48	-	—	35	83
Non-residential	374	(333)	—	225	266
Construction	7	-	—	(7)	-
Home equity and second mortgages	82	-	—	(56)	26
	736	(475)	—	370	632
Commercial & Industrial	187	(9)	1	(79)	100
Consumer	-	-	—	8	8
Total	$923	$(484)	$1	$300	$740

	Balance	Charge-			Balance
September 30, 2013	September 30, 2012	offs	Recoveries	Provision	September 30, 2013
	(In thousands)
Real estate:
One-to-four-family	$625	$(562)	$82	$80	$225
Multi-family	35	—	—	13	48
Non-residential	67	—	—	307	374
Construction	3	—	—	4	7
Home equity and second mortgages	71	—	—	14	82
	801	(562)	82	415	736
Commercial & Industrial	164	—	—	23	187
Consumer	2	(7)	—	5	—
Total	$967	$(569)	$82	$443	$923

Summary of Troubled Debt Restructurings [Table Text Block]

		Recorded Investment	Recorded Investment
September 30, 2014	Number of Loans	Before Modification	After Modification
	(Dollars in thousands)
One-to-four-family	4	$1,471	$1,590
Non-residential	1	532	549
Commercial & Industrial	1	170	167

		Recorded Investment	Recorded Investment
	Number of Loans	Before Modification	After Modification
September 30, 2013	(Dollars in thousands)
One-to-four-family	4	$1,089	$1,170